Related Party Transactions (Details) - USD ($)				1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 20, 2021	Dec. 04, 2020	Dec. 01, 2020	May 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Feb. 21, 2020	Oct. 20, 2017
Related Party Transactions (Details) [Line Items]
Sponsor services fees			$ 20,000			$ 60,000	$ 20,000
Unsecured promissory note									$ 250,000
Additional unsecured promissory note									50,000
Outstanding under such promissory notes		$ 250,000				$ 400,000
Loans					$ 970,000
Warrants price, per share (in Dollars per share)						$ 1.50	$ 1.50	$ 1.50
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Loans				$ 756,000	970,000
Warrants				$ 2,000,000	$ 2,000,000
Warrants price, per share (in Dollars per share)					$ 1.50
Promissory Notes Issued	$ 300,000
Sponsors and Independent Directors [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Aggregate loan amount					$ 970,000
Promissory Note					$ 2,000,000
Price per warrant (in Dollars per share)					$ 1.50
Sponsors [Member]
Related Party Transactions (Details) [Line Items]
Unsecured promissory note									$ 50,000	$ 150,000